Commitments and Contingencies (SMR Liability) (Details) - SMR [Member] - SMR Liability [Member] $ in Millions	Dec. 31, 2015 USD ($)
Recorded Unconditional Purchase Obligation [Line Items]
2016	$ 17
2017	17
2018	17
2019	17
2020	17
2021 and thereafter	162
Total minimum payments	247
Less: Services element	95
Less: Interest	52
Total SMR liability	100
Less: Current portion of SMR liability	4
Long-term portion of SMR liability	$ 96